Shareholder Report, Holdings (Details) - BNY Mellon Balanced Opportunity Fund	May 31, 2024
Class A - DBOAX | Other
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
Class A - DBOAX | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class A - DBOAX | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class A - DBOAX | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class A - DBOAX | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class A - DBOAX | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class A - DBOAX | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Class A - DBOAX | Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Class A - DBOAX | Government
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class A - DBOAX | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class A - DBOAX | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Class A - DBOAX | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Class A - DBOAX | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Class A - DBOAX | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Class A - DBOAX | Other
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class A - DBOAX | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class A - DBOAX | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class A - DBOAX | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class A - DBOAX | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Class A - DBOAX | U.S. Government Agencies Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Class A - DBOAX | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Class A - DBOAX | Equity Securities - Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	58.50%
Class C - DBOCX | Other
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
Class C - DBOCX | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class C - DBOCX | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class C - DBOCX | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class C - DBOCX | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class C - DBOCX | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class C - DBOCX | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Class C - DBOCX | Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Class C - DBOCX | Government
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class C - DBOCX | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class C - DBOCX | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Class C - DBOCX | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Class C - DBOCX | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Class C - DBOCX | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Class C - DBOCX | Other
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class C - DBOCX | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class C - DBOCX | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class C - DBOCX | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class C - DBOCX | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Class C - DBOCX | U.S. Government Agencies Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Class C - DBOCX | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Class C - DBOCX | Equity Securities - Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	58.50%
Class I - DBORX | Other
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
Class I - DBORX | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class I - DBORX | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class I - DBORX | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class I - DBORX | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class I - DBORX | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class I - DBORX | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Class I - DBORX | Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Class I - DBORX | Government
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class I - DBORX | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class I - DBORX | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Class I - DBORX | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Class I - DBORX | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Class I - DBORX | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Class I - DBORX | Other
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class I - DBORX | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class I - DBORX | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class I - DBORX | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class I - DBORX | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Class I - DBORX | U.S. Government Agencies Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Class I - DBORX | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Class I - DBORX | Equity Securities - Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	58.50%
Class J - THPBX | Other
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
Class J - THPBX | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class J - THPBX | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class J - THPBX | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class J - THPBX | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class J - THPBX | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class J - THPBX | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Class J - THPBX | Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Class J - THPBX | Government
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class J - THPBX | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class J - THPBX | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Class J - THPBX | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Class J - THPBX | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Class J - THPBX | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Class J - THPBX | Other
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class J - THPBX | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class J - THPBX | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class J - THPBX | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class J - THPBX | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Class J - THPBX | U.S. Government Agencies Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Class J - THPBX | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Class J - THPBX | Equity Securities - Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	58.50%
Class Y - DBOYX | Other
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
Class Y - DBOYX | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class Y - DBOYX | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class Y - DBOYX | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class Y - DBOYX | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class Y - DBOYX | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class Y - DBOYX | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Class Y - DBOYX | Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Class Y - DBOYX | Government
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class Y - DBOYX | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class Y - DBOYX | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Class Y - DBOYX | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Class Y - DBOYX | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Class Y - DBOYX | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Class Y - DBOYX | Other
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class Y - DBOYX | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class Y - DBOYX | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class Y - DBOYX | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class Y - DBOYX | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Class Y - DBOYX | U.S. Government Agencies Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Class Y - DBOYX | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Class Y - DBOYX | Equity Securities - Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	58.50%
Class Z- DBOZX | Other
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
Class Z- DBOZX | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class Z- DBOZX | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class Z- DBOZX | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class Z- DBOZX | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class Z- DBOZX | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class Z- DBOZX | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Class Z- DBOZX | Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Class Z- DBOZX | Government
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class Z- DBOZX | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class Z- DBOZX | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Class Z- DBOZX | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Class Z- DBOZX | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Class Z- DBOZX | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Class Z- DBOZX | Other
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class Z- DBOZX | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class Z- DBOZX | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class Z- DBOZX | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class Z- DBOZX | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Class Z- DBOZX | U.S. Government Agencies Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Class Z- DBOZX | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Class Z- DBOZX | Equity Securities - Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	58.50%